Summary of Significant Accounting Policies	11 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation and principles of consolidation
The Company prepares its consolidated financial statements in accordance with accounting principles generally accepted in the United States (“GAAP”) as determined by the FASB and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (“SEC”).
The Merger was accounted for as a reverse recapitalization in accordance with GAAP (the “Reverse Recapitalization”). Under this method of accounting, GWAC is treated as the acquired company and Cipher Mining Technologies is treated as the acquirer for financial statement reporting purposes.
Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Cipher Mining Technologies issuing stock for the net assets of GWAC, accompanied by a recapitalization. The net assets of GWAC are stated at historical cost, with no goodwill or other intangible assets recorded, see Note 3.
Cipher Mining Technologies was determined to be the accounting acquirer based on an evaluation of the following facts and circumstances:

•	Cipher Mining Technologies’ existing shareholder has the greatest voting interest in the Company;

•	the majority of the members of the board of directors of the Company are primarily composed of individuals associated with Cipher Mining Technologies;

•	Cipher Mining Technologies’ senior management is the senior management of the Company; and

•	Cipher Mining Technologies’ operations prior to the Reverse Recapitalization comprise the only ongoing operations of the Company after the consummation of the Business Combination.
The consolidated assets, liabilities and results of operations prior to the Reverse Recapitalization are those of Cipher Mining Technologies. The shares and corresponding capital amounts and losses per share prior to the Business Combination have been retroactively restated based on shares reflecting the exchange ratio established in the Business Combination, see Note 3.
The consolidated financial statements include the accounts of the Company and its controlled subsidiary, Cipher Mining Technologies. All intercompany transactions and balances have been eliminated.
Emerging growth company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company, which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Reclassifications
Certain prior year amounts have been reclassified to conform to the current year presentation. These reclassifications have no impact on the previously reported financial position.
Use of estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. The most significant estimates inherent in the preparation of the Company’s consolidated financial statements include, but are not limited to, those related to equity instruments issued in share-based compensation arrangements, valuation of the warrant liability, useful lives of property and equipment, and the valuation allowance associated with the Company’s deferred tax assets, among others. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.
Change in fiscal year
Cipher Mining Technologies assumed GWAC’s financial calendar for the combined entity beginning with the third fiscal quarter ending September 30 and its fiscal year ending December 31. This change to the fiscal year end was approved by the Company’s board of directors (“Board”) on September 23, 2021. Cipher Mining Technologies’ fiscal year previously ended on January 31.
Cash and cash equivalents
The Company considers all highly liquid investments with an original maturity of three months or less at the date of acquisition to be cash equivalents. The Company’s cash equivalents consist of funds held in a money market account. The Company had $101.0 million and nil in cash equivalents as of December 31, 2021 and January 31, 2021, respectively.
Concentrations of credit risk
Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents. Periodically, the Company may maintain deposits in financial institutions in excess of government insured limits. Management believes that the Company is not exposed to significant credit risk as the Company’s deposits are held at financial institutions that management believes to be of high credit quality. The Company has not experienced any losses on these deposits.

Fair value of financial instruments
The Company’s financial assets and liabilities are accounted for in accordance with ASC 820, “Fair Value Measurements and Disclosures”, which defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy requires an entity to maximize the use of observable inputs when measuring fair value and classifies those inputs into three levels:

Level 1 –	Observable inputs, such as quoted prices in active markets for identical assets and liabilities.

Level 2 –	Inputs other than Level 1 inputs that are either directly or indirectly observable, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the instrument’s anticipated life.

Level 3 –	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.
To the extent the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair values requires more judgement. Accordingly, the degree of judgement exercised by management in determining fair value is greatest for instruments categorized as Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
Deferred offering and deferred investment costs
Deferred offering costs consist of legal fees incurred as of the balance sheet date that were directly related to the Business Combination and were allocated as offering costs to the proceeds received and substantially charged to shareholders’ equity (deficit) upon the consummation of the Business Combination, see Note 3.
Deferred investment costs consist of legal fees incurred through the balance sheet date that are directly related to the formation of a joint venture and which will be capitalized as part of the Company’s total investment in the joint venture upon consummation of the joint venture agreement, see Note 9.
Property and equipment, net
Property and equipment consists primarily of
construction-in-progress
at one of the Company’s planned sites in Texas and computer equipment and is stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, which is generally three years for computer-related assets.
Construction-in-progress
consists primarily of leasehold improvements at one of the Texas sites which, when placed into service, will be depreciated in accordance with the lease term of five years
.
Property and equipment, net consisted of the following:

	December 31, 2021	January 31, 2021
Computer equipment	$59,720	$1,642
Construction-in-progress	5,069,418	—

Property and equipment, gross	5,129,138	1,642
Less: accumulated depreciation	(4,872)	(5)

Property and equipment, net	$5,124,266	$1,637

Impairment of long-lived assets
Management reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used will be measured by a comparison of the carrying amount of an asset to undiscounted future cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized will be measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. There were no indicators of impairment during the eleven months ended December 31, 2021 or during the period from January 7, 2021 (inception) through January 31, 2021.
Common stock warrants
Upon the consummation of the Business Combination, the Company assumed common stock warrants that were originally issued in GWAC’s initial public offering (the “Public Warrants”), as well as warrants that were issued in a private placement that closed concurrently with GWAC’s initial public offering (the “Private Placement Warrants”). See Note 11 for additional information on the Public and Private Placement Warrants.
The Company is capitalized as a single class of common stock, accordingly, a qualifying cash tender offer of more than 50% of the Common Stock will always result in a change-in-control,
and in accordance with ASC
815-40-55-3,
this would not preclude permanent equity classification of the Public Warrants; therefore, the Public Warrants are equity classified.
The Private Placement Warrants are accounted for as a liability under ASC
815-40,
“Derivatives and Hedging - Contracts in Entity’s Own Equity,” as they are a freestanding financial instrument that require the Company to transfer assets upon exercise. The Company recorded the Private Placement Warrants as a liability in the consolidated balance sheet at fair value on the Closing Date, with subsequent changes in fair value recognized in the change in fair value of warrant liability within the consolidated statements of operations. The Private Placement Warrants were valued using a Black-Scholes option-pricing model as described in Note 4.
Share-based compensation
The Company accounts for all share-based payments to employees, consultants and directors, which may include grants of stock options, stock appreciation rights, restricted stock awards, and restricted stock units (“RSUs”) to be recognized in the consolidated financial statements, based on their respective grant date fair values. As of December 31, 2021, the Company has awarded only RSUs with service-based vesting conditions (“Service-Based RSUs”) and performance-based RSUs with market-based vesting conditions (“Performance-Based RSUs”). Compensation expense for all awards is amortized based upon a graded vesting method over the estimated requisite service period. All share-based compensation expenses are recorded in general and administrative expense in the consolidated statements of operations. Forfeitures are recorded as they occur. See also Note 12 below.
The fair value of Service-Based RSUs is the closing market price of the Company’s Common Stock on the date of the grant. The Company employs a Monte Carlo simulation technique to calculate the fair value of the Performance-Based RSUs on the date granted based on the average of the future simulated outcomes. The Performance-Based RSUs contain different market-based vesting conditions that are based upon the achievement of certain market capitalization milestones. Under the Monte Carlo simulation model, a number of variables and assumptions are used including, but not limited to, the underlying price of the Company’s Common Stock, the expected stock price volatility over the term of the award, a correlation coefficient, and the risk-free rate. The Performance-Based RSUs awarded do not have an explicit requisite service period, therefore compensation expense is recorded over a derived service period based upon the estimated median time it will take to achieve the market capitalization milestone using a Monte Carlo simulation.

Weighted average assumptions used in the November 17, 2021 Monte Carlo valuation model for Performance-Based RSUs awarded on that date were: expected volatility of 96.1% and a risk-free rate of 1.60% based upon a remaining term of 10 years.
Treasury stock
Treasury share purchases obtained through share withholdings for taxes are recorded at par value.
Revenue recognition
The Company will recognize revenue under ASC 606, “Revenue from Contracts with Customers” (“ASC 606”). The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

•	Step 1: Identify the contract with the customer

•	Step 2: Identify the performance obligations in the contract

•	Step 3: Determine the transaction price

•	Step 4: Allocate the transaction price to the performance obligations in the contract

•	Step 5: Recognize revenue when the company satisfies a performance obligation
In order to identify the performance obligations in a contract with a customer, a company must assess the promised goods or services in the contract and identify each promised good or service that is distinct. A performance obligation meets ASC 606’s definition of a “distinct” good or service (or bundle of goods or services) if both of the following criteria are met: The customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., the good or service is capable of being distinct), and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).
If a good or service is not distinct, the good or service is combined with other promised goods or services until a bundle of goods or services is identified that is distinct.
The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. When determining the transaction price, an entity must consider the effects of all of the following:

•	Variable consideration

•	Constraining estimates of variable consideration

•	The existence of a significant financing component in the contract

•	Noncash consideration

•	Consideration payable to a customer
Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The transaction price is allocated to each performance obligation on a relative standalone selling price basis. The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time as appropriate.
Digital asset mining services
Providing computing power in digital asset transaction verification services will be an output of the Company’s ordinary activities. The provision of providing such computing power is a performance obligation. The transaction consideration the Company receives, if any, is noncash consideration, which the Company will measure at fair value on the date received. The consideration is all variable. There is no significant financing component in these transactions.
Mining pools
The Company will also enter into digital asset mining pools by executing contracts, as amended from time to time, with the mining pool operators to provide computing power to the mining pool. The contracts are terminable at any time by either party and the Company’s enforceable right to compensation only begins when the Company provides computing power to the mining pool operator. In exchange for providing computing power, the Company will be entitled to a fractional share of the fixed cryptocurrency award the mining pool operator receives (less digital asset transaction fees to the mining pool operator which will be recorded as contra-revenue), for successfully adding a block to the blockchain. The Company’s fractional share is based on the proportion of computing power the Company contributed to the mining pool operator to the total computing power contributed by all mining pool participants in solving the current algorithm.
Providing computing power in digital asset transaction verification services is an output of the Company’s ordinary activities. The provision of providing such computing power is the only performance obligation in the Company’s contracts with mining pool operators. The transaction consideration the Company receives, if any, is noncash consideration, which the Company will measure at fair value on the date received, which is not materially different than the fair value at contract inception or the time the Company has earned the award from the pools. The consideration is all variable. Consideration is constrained from recognition until the mining pool operator successfully places a block (by being the first to solve an algorithm) and the Company receives confirmation of the consideration it will receive; at this time, cumulative revenue is no longer probable of significant reversal, i.e., associated uncertainty is resolved.
Fair value of the cryptocurrency awards received will be determined using the quoted price of the related cryptocurrency at the time of receipt. There is currently no specific definitive guidance under GAAP or alternative accounting framework for the accounting for cryptocurrencies recognized as revenue or held, and management expects to exercise significant judgment in determining the appropriate accounting treatment. In the event authoritative guidance is enacted by the FASB, the Company may be required to change its policies, which could have an effect on the Company’s consolidated financial position and results from operations.
There is no significant financing component in these transactions. There is, however, consideration payable to the customer in the form of a pool operator fee, payable only if the pool is the first to solve the equation; this fee will be deducted from the proceeds received by the Company and will be recorded as contra-revenue, as it does not represent a payment for a distinct good or service as described in ASC
606-10-32-25.
Certain aspects of the Company’s performance obligations, such as providing computing power, may be contracted to various third parties and there is a risk that if these parties are unable to perform or curtail their operations, the Company’s revenue and operating results may be affected. Please see Note 9 for additional information about the Company’s power arrangements.

Cryptocurrencies
Cryptocurrencies, including Bitcoin, will be included in current assets in the consolidated balance sheets. Cryptocurrencies purchased will be recorded at cost and cryptocurrencies awarded to the Company through its mining activities will be accounted for in connection with the Company’s revenue recognition policy disclosed above.
Cryptocurrencies will be accounted for as intangible assets with indefinite useful lives. An intangible asset with an indefinite useful life is not amortized but assessed for impairment annually, or more frequently, when events or changes in circumstances occur indicating that it is more likely than not that the indefinite-lived asset is impaired. Impairment exists when the carrying amount exceeds its fair value, which is measured using the quoted price of the cryptocurrency at the time its fair value is being measured. In testing for impairment, the Company has the option to first perform a qualitative assessment to determine whether it is more likely than not that an impairment exists. If it is determined that it is not more likely than not that an impairment exists, a quantitative impairment test is not necessary. If the Company concludes otherwise, it is required to perform a quantitative impairment test. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the asset. Subsequent reversal of impairment losses is not permitted.
Purchases of cryptocurrencies made by the Company will be included within investing activities in the consolidated statements of cash flows, while cryptocurrencies awarded to the Company through its mining activities will be included as a non-cash
adjustment within operating activities in the consolidated statements of cash flows. The sales of cryptocurrencies will be included within investing activities in the consolidated statements of cash flows and any realized gains or losses from such sales will be included in other income (expense) in the consolidated statements of operations. The Company will account for its gains or losses in accordance with the first in first out (“FIFO”) method of accounting.
Income taxes
The Company complies with the accounting and reporting requirements of FASB ASC Topic 740, “Income Taxes” (“ASC 740”), which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2021 or January 31, 2021. The Company did not record any interest and penalties for the unrecognized tax benefits for the eleven months ended December 31, 2021 or during the period from January 7, 2021 (inception) through January 31, 2021, though its policy is to recognize accrued interest and penalties related to unrecognized tax benefits as income tax expense.
The Company files income tax returns in the United States federal tax jurisdiction and various state jurisdictions. The Company did not have any foreign operations during any periods presented in these consolidated financial statements. The statute of limitations for assessment by the Internal Revenue Service and state tax authorities is open since inception, and in addition, carryforward attributes generated since inception may be adjusted upon examination to the extent utilized in a future period. The Company is not aware of any tax examinations currently taking place.

Segment information
Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one segment.
Leases
Effective February 1, 2021, the Company began accounting for leases in accordance with ASC 842, “Leases”. Accordingly, the Company determines whether an arrangement contains a lease at the inception of the arrangement. If a lease is determined to exist, the term of such lease is assessed based on the date on which the underlying asset is made available for the Company’s use by the lessor. The Company’s assessment of the lease term reflects the non-cancelable
term of the lease, inclusive of any rent-free periods and/or periods covered by early-termination options which the Company is reasonably certain of not exercising, as well as periods covered by renewal options which the Company is reasonably certain of exercising. The Company also determines lease classification as either operating or finance at lease commencement, which governs the pattern of expense recognition and the presentation reflected in the consolidated statements of operations over the lease term.
A lease liability will be recorded on the Company’s consolidated balance sheet at lease commencement reflecting the present value of its fixed minimum payment obligations over the lease term. A corresponding right-of-use
(“ROU”) asset equal to the initial lease liability will also be recorded, adjusted for any accrued or prepaid rents and/or unamortized initial direct costs incurred in connection with execution of the lease and reduced by any lease incentives received. For purposes of measuring the present value of its fixed payment obligations for a given lease, the Company uses its incremental borrowing rate, determined based on information available at lease commencement, as rates implicit in its leasing arrangements are typically not readily determinable. The Company’s incremental borrowing rate reflects the rate it would pay to borrow on a secured basis and incorporates the term and economic environment of the associated lease. ROU assets will be reviewed for impairment, consistent with other long-lived assets, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.
For the Company’s operating leases, fixed lease payments will be recognized as lease expense on a straight-line basis over the lease term. Variable lease costs are expensed as incurred and are not included in the measurement of ROU assets and lease liabilities.
The Company entered into a series of agreements with affiliates of Luminant ET Services Company LLC (“Luminant”), including the Lease Agreement dated June 29, 2021, with amendment and restatement on July 9, 2021 (as amended and restated, the “Luminant Lease Agreement”). Additionally, the Company executed a lease for office space dated December 17, 2021. Once either the Luminant Lease Agreement or the office lease are effective and the Company has control over the applicable leased asset, the Company will record both a ROU asset and a corresponding lease liability in accordance with ASC 842 for each lease component as applicable under the respective agreements.
Recently issued and adopted accounting pronouncements
Recently adopted accounting pronouncements
Effective February 1, 2021, the Company early adopted ASC 842 using the modified retrospective method. This new guidance requires a lessee to recognize both a ROU asset representing its right to use the underlying asset for the lease term and a liability for future lease payments on the balance sheet for almost all of its leases. The new guidance continues to differentiate between finance leases and operating leases; however, this distinction now primarily relates to differences in the manner of expense recognition over time. Classification for both lessees and lessors is now based on an assessment of whether a lease contract is economically similar to the purchase of a non-financial
asset from the perspective of control. The new guidance also requires quantitative and qualitative disclosures to enable users to understand the amount, timing, and judgments related to leases and the related cash flows. There was no impact to the Company’s consolidated financial statements as of or for the eleven months ending December 31, 2021 resulting from the early adoption of
ASC 842
.
Recently issued accounting pronouncements not yet adopted
In December 2019, the FASB issued ASU
No. 2019-12,
“Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”, which is intended to simplify various aspects related to accounting for income taxes. The new guidance removes certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. This guidance is effective for the Company for annual reporting periods beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. Management is currently evaluating the impact of the adoption of ASU
2019-12
on our consolidated financial statements.
In May 2021, the FASB issued ASU
2021-04,
“Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic
470-50),
Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic
815-40)”.
ASU
2021-04
reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. ASU
2021-04
provides guidance for a modification or an exchange of a freestanding equity-classified written call option that is not within the scope of another Topic. It specifically addresses: (1) how an entity should treat a modification of the terms or conditions or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange; (2) how an entity should measure the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange; and (3) how an entity should recognize the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange. ASU
2021-04
will be effective for all entities for fiscal years beginning after December 15, 2021. An entity should apply the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. Early adoption is permitted, including adoption in an interim period. The adoption of ASU
2021-04
is not expected to have a material impact on the Company’s consolidated financial statements or disclosures.